Expense Example - Guardian Capital Dividend Growth Fund - Institutional Shares	Jan. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,579